Investment Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Amortized cost	$ 406,422,000	$ 238,236,000
Gross unrealized gains		7,901,000
Gross unrealized losses	5,536,000	888,000
Estimated fair value	406,549,000	245,249,000
U.S Treasuries [Member]
Gross unrealized gains	0
Gross unrealized losses	75,000
Estimated fair value	7,889,000	0
U.S. Government sponsored enterprises
Amortized cost		7,384,000
Gross unrealized gains	200,000	331,000
Gross unrealized losses	185,000	208,000
Estimated fair value	14,267,000	7,507,000
Mortgage-backed securities
Amortized cost	218,402,000	143,095,000
Gross unrealized gains		2,812,000
Gross unrealized losses	3,019,000	593,000
Estimated fair value	217,152,000	145,314,000
State and political subdivisions
Amortized cost		87,757,000
Gross unrealized gains	3,694,000	4,758,000
Gross unrealized losses	2,257,000	87,000
Estimated fair value	$ 167,241,000	$ 92,428,000